Schedule of lease receivables by maturity (Details) $ in Millions	Dec. 31, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Lease receivables contractual undiscounted cash flows	$ 28
Not later than three months [member]
IfrsStatementLineItems [Line Items]
Lease receivables contractual undiscounted cash flows	1
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease receivables contractual undiscounted cash flows	4
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Lease receivables contractual undiscounted cash flows	6
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease receivables contractual undiscounted cash flows	6
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Lease receivables contractual undiscounted cash flows	7
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease receivables contractual undiscounted cash flows	$ 4